10. FAIR VALUE MEASUREMENT (Details) (Fair Value Measurements Recurring [Member], USD $)	Dec. 31, 2012
Assets
Cash	$ 120,433
Fair Value Inputs Level1 [Member]
Assets
Cash	120,433
Fair Value Inputs Level2 [Member]
Assets
Cash
Fair Value Inputs Level3 [Member]
Assets
Cash